Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

11. Employee Benefit Plans

The Company provides a 401(k) Plan for all full-time employees. Employees can contribute on a pretax basis up to the 2012 statutory limit of $16,500 (plus an additional $5,500 for employees that are 50 years and older). The Company matches employees’ contributions up to a maximum of three percent of an employee’s contribution. The Company’s employer matching contribution expense was $10,000 and $30,000 in 2012 and 2011, respectively.